NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO CLASS A COMMON SHAREHOLDERS	9 Months Ended
Sep. 30, 2014
NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO CLASS A COMMON SHAREHOLDERS
NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO CLASS A COMMON SHAREHOLDERS

8. NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO CLASS A COMMON SHAREHOLDERS

        The calculations of basic and diluted net income (loss) per share attributable to holders of shares of Class A common stock for the three and nine months ended September 30, 2014 are presented below.

(dollars in thousands, except per share amounts)	Three Months Ended September 30, 2014		Nine Months Ended September 30, 2014
Numerator:
Net income (loss) attributable to holders of shares of Class A common stock—basic	$6,500		$(12,510)
Add (deduct) dilutive effect of:
Noncontrolling interests related to Class A partnership units		(a)	(a)

Net income (loss) attributable to holders of shares of Class A common stock—diluted	$6,500		$(12,510)

Denominator:
Weighted average shares of Class A common stock outstanding—basic	15,262,343		15,262,940
Add (deduct) dilutive effect of:
Noncontrolling interests related to Class A partnership units		(a)	(a)
Weighted average number of incremental shares issuable from unvested restricted stock, RSUs and stock options, as calculated using the treasury stock method	942,911		(b)

Weighted average shares of Class A common stock outstanding—diluted	16,205,254		15,262,940

Net income (loss) per share attributable to holders of shares of Class A common stock
Basic	$0.43		$(0.82)

Diluted	$0.40		$(0.82)

The allocation of income (loss) to Class A shareholders only began following the IPO closing on April 22, 2014.

We have not included the impact of Class B common stock because these shares are entitled to an insignificant amount of economic participation.

(a)
Class A partnership units may be exchanged for Moelis & Company Class A common stock on a one-for-one basis, subject to applicable lock-up, vesting and transfer restrictions. If all Class A partnership units were to be exchanged for Class A common stock, fully diluted Class A common stock outstanding would be 55,199,112 for the three months ended September 30, 2014 and 54,256,798 for the nine months ended September 30, 2014 . In computing the dilutive effect, if any, that the aforementioned exchange would have on net income (loss) per share, net income (loss) available to holders of Class A common stock would be adjusted due to the elimination of the noncontrolling interests in consolidated entities associated with the Group LP Class A partnership units (including any tax impact). For the three and nine months ended September 30, 2014, such exchange is not reflected in diluted net income (loss) per share as the assumed exchange is not dilutive.

(b)
During the nine months ended September 30, 2014, the additional shares of Moelis & Company's Class A common stock assumed to be issued pursuant to unvested restricted stock, RSUs and stock options as calculated using the treasury stock method were antidilutive and therefore have been excluded from the calculation of diluted net income (loss) per share attributable to Moelis & Company. The additional shares that would have been included in this calculation if the effect were dilutive would have been 665,649 shares for the nine months ended September 30, 2014. Antidilution is the result of the Company producing a loss for the nine months ended September 30, 2014.